Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents.
Cash and cash equivalents	6.Cash and cash equivalents Interest earned on cash and cash equivalents for the year ended December 31, 2024, amounted to $1,193,342 (year ended December 31, 2023 -$2,038,465).